Goodwill and Intangible Assets - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Beginning Balance	$ 732,752	$ 834,879
Acquired goodwill	1,025	37,592
Impairment loss recognized	(4,879)	(81,707)
Transfer of goodwill between segments	0	0
Transfer of goodwill to asset held for sale		(45,224)
Foreign currency translation	2,793	(12,788)
Ending Balance	731,691	732,752
Integrated Networks - Group A
Goodwill [Roll Forward]
Beginning Balance	139,452	139,452
Acquired goodwill	0	0
Impairment loss recognized	(4,879)	0
Transfer of goodwill between segments	0	0
Transfer of goodwill to asset held for sale		0
Foreign currency translation	0	0
Ending Balance	134,573	139,452
Integrated Networks - Group B
Goodwill [Roll Forward]
Beginning Balance	267,059	252,645
Acquired goodwill	1,025	32,776
Impairment loss recognized	0	(17,828)
Transfer of goodwill between segments	(120)	211
Transfer of goodwill to asset held for sale		0
Foreign currency translation	423	(745)
Ending Balance	268,387	267,059
Media & Data Network
Goodwill [Roll Forward]
Beginning Balance	101,768	190,481
Acquired goodwill	0	0
Impairment loss recognized	0	(59,188)
Transfer of goodwill between segments	3,612	(29,143)
Transfer of goodwill to asset held for sale		0
Foreign currency translation	217	(382)
Ending Balance	105,597	101,768
All Other [Domain]
Goodwill [Roll Forward]
Beginning Balance	224,473	252,301
Acquired goodwill	0	4,816
Impairment loss recognized	0	(4,691)
Transfer of goodwill between segments	(3,492)	28,932
Transfer of goodwill to asset held for sale		(45,224)
Foreign currency translation	2,153	(11,661)
Ending Balance	$ 223,134	$ 224,473